Related Party Transactions (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transactions (Textual)
Revenues from related parties	$ 666,505	$ 81,406
Other receivable from related parties	60,828
Advance from related parties	$ 581,526	614,753
Jiangsu United RV-Sharing Management Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	22.55%		22.55%
Xuete (Shanghai) Network Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	61.33%		61.33%
Sandushuizun County Sanshui Yijia Travel Services Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	90.00%		90.00%
Beijing Xuete Northern Medical Biotechnology Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	36.80%		36.80%
Shenzhen Boruiju Culture Media Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	64.40%		64.40%
Dongguan Artist Network Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	54.00%		54.00%
Hangzhou Guanding Education Information Consulting Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	48.68%		48.68%
Hangzhou Jituji Digital Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	61.52%		61.52%
Shenzhen Qianhai Wanshangbao Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Equity interest	33.00%		33.00%
Sanshui Yijia [Member]
Related Party Transactions (Textual)
Advance from related parties	$ 581,526	$ 614,753
Sanshui Yijia [Member] | RMB [Member]
Related Party Transactions (Textual)
Advance from related parties | ¥			¥ 4,000,000